Financial liabilities - Interest-bearing liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Financial liabilities
Total non-current liabilities	€ 36,430	€ 15,394
Total current liabilities	6,527	7,145
Total non-current and current liabilities	42,957	22,539
Total loans
Financial liabilities
Total non-current liabilities	21,890
Total current liabilities	3,574	3,815
Secured bank loans
Financial liabilities
Total non-current liabilities	21,890
Total current liabilities	301	505
Short term deposits pledged as security	938	938
Bank overdrafts
Financial liabilities
Total current liabilities	3,273	3,310
Lease liabilities
Financial liabilities
Total non-current liabilities	14,540	15,394
Total current liabilities	2,953	3,330
Total non-current and current liabilities	€ 17,493	€ 18,724